Loans - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Principal balance on loan acquired with deteriorated credit quality	$ 378,000,000	$ 402,000,000
Non-accretable discount	$ 71,000	$ 71,000